Leases - Components of Lease Costs (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Leases [Abstract]
Operating lease costs	$ 500	$ 300	$ 1,669
Finance lease costs:
Amortization of right-of-use assets			0
Interest on lease liabilities			0
Short-term lease costs			62
Variable lease costs			0
Sublease income			0
Total lease costs			$ 1,731